MetLife Mid Cap Stock Index Portfolio Investment Objectives and Goals - MetLife Mid Cap Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MetLife Mid Cap Stock Index Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	To track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index (“S&P MidCap 400 Index”).